Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value

The Company did not have any assets or liabilities measured at fair value on a recurring basis as of September 30, 2024. The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023:

	Fair Value Measurement at December 31, 2023
	Level 1	Level 2	Level 3	Total

Derivative instruments	$-	$270,925	$-	$270,925
Total assets and liabilities measured at fair value	$-	$270,925	$-	$270,925